UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

       Investment Company Act file number 811-05502
                                         ---------------------------------------

                              Comstock Funds, Inc.
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               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
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               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
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                     (Name and address of agent for service)

     Registrant's telephone number, including area code:      1-800-422-3554
                                                        ------------------------

               Date of fiscal year end:     April 30
                                       --------------------

        Date of reporting period: July 1, 2004 - June 30, 2005
                                 ------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
XILINX, INC.                                                              XLNX                  Annual Meeting Date: 08/05/2004
Issuer: 983919                               ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

   Proposal                                                               Proposal      Vote         For or Against
    Number      Proposal                                                  Type          Cast             Mgmt.
------------------------------------------------------------------------------------------------------------------------------------
      01        ELECTION OF DIRECTORS                                     Management    For
                                                 WILLEM P. ROELANDTS      Management    For               For
                                                    JOHN L. DOYLE         Management    For               For
                                                  JERALD G. FISHMAN       Management    For               For
                                                   PHILIP T. GIANOS       Management    For               For
                                                HAROLD E. HUGHES, JR.     Management    For               For
                                                WILLIAM G. HOWARD, JR.    Management    For               For
                                                  RICHARD W. SEVCIK       Management    For               For
                                                ELIZABETH VANDERSLICE     Management    For               For
      02        RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                Management    For               For

                Custodian                               Stock                 Ballot     Voted                  Holdings     Vote
Account Name    Account                                 Class                 Shares    Shares                    Shares     Date
-----------------------------------------------------------------------------------------------------------------------------------
COMSTOCK        000097810                                101                 112,500   112,500                   112,500   8/6/2004
CAPITAL
VALUE

------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL CORPORATION                                         CFC                   Special Meeting Date: 08/17/2004
Issuer: 222372                               ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

   Proposal                                                               Proposal      Vote         For or Against
    Number      Proposal                                                  Type          Cast             Mgmt.
------------------------------------------------------------------------------------------------------------------------------------
      01        APPROVE AUTHORIZED COMMON STOCK INCREASE                  Management    For               For

                Custodian                               Stock                 Ballot     Voted                  Holdings     Vote
Account Name    Account                                 Class                 Shares    Shares                    Shares     Date
-----------------------------------------------------------------------------------------------------------------------------------
COMSTOCK        000097810                                104                  25,000    25,000                    25,000   7/30/2004
CAPITAL
VALUE

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

For the period of July 1, 2004 to June 30, 2005 The Comstock Strategy Fund did not hold any voting securities.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Comstock Funds, Inc.
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By (Signature and Title)* /s/ Bruce N. Alpert
                        --------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer

Date      August 30, 2005
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*Print the name and title of each signing officer under his or her signature.